INCOME PER SHARE - Summary of computation of basic and diluted net income per share attribute to ordinary shareholders after stock split (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders – basic and diluted	¥ 527,747	$ 75,805	¥ 611,758	¥ 539,545
Weighted average number of ordinary shares outstanding – basic | shares	210,409,863	210,409,863	200,000,000	200,000,000
Basic and diluted net income per share | ¥ / shares	¥ 2.51		¥ 3.06	¥ 2.70